Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue

3. Revenue
The Company recognizes revenue when it satisfies a performance obligation by transferring control of a good or service to a customer. Revenue is measured based on the consideration that the Company expects to be entitled to in exchange for the goods or services transferred. Taxes that are collected from a customer concurrent with revenue-producing activities are excluded from revenue.
Disaggregated revenue, net by major source was as follows for the years ended December 31, (in thousands):

	2022	2021	2020
Electric Motorcycles
Electric motorcycles	$13,171	$8,706	$12,846
Parts, accessories and apparel	828	999	1,473

	$13,999	$9,705	$14,319
STACYC (1)
Electric balance bikes	$29,669	$23,130	$14,602
Parts, accessories and apparel	3,165	2,971	1,942

	$32,834	$26,101	$16,544

Total Revenue, net	$46,833	$35,806	$30,863

(1)	Prior year amounts have been reclassified to conform to current year presentation.
Revenue from the sale of electric motorcycles, electric balance bikes as well as parts and accessories and apparel are recorded when control is transferred to the customer, generally at the time of shipment to independent dealers and distributors or at the time of delivery to retail customers.
The Company offers sales incentive programs to independent dealers and retail customers designed to promote the sale of its products. The Company estimates its variable consideration related to its sales incentive programs using the expected value method. The Company accounts for consideration payable to a customer as part of its sales incentives as a reduction of revenue, which is accrued at the later of the date the related sale is recorded or the date the incentive program is both approved and communicated.
During 2020, the Company made a sales concession to certain of its independent dealers related to retail store investments they had made for the sale and service of Harley-Davidson branded electric motorcycles. At the end of 2020, the Company was in the process of re-evaluating
its long-term strategic direction for its electric vehicle operations, including the distribution strategy. Given the critical importance of the relationship between the Company and its dealers, the Company made a one-time
concession payment, which was based on the investments the dealers had made. There were no commitments for future purchases from the dealers in exchange for the payment. As a result of this concession, the Company recorded a reduction to revenue of $15,271 thousand during 2020 for the change in the transaction consideration on previously recognized revenue related to electric vehicles sold by the Company to independent dealers through December 31, 2020. The Company has not historically offered similar concessions, did not offer similar concessions during 2022 or 2021, and it does not anticipate similar concessions in the future.
The Company offers the right to return eligible parts and accessories and apparel. When the Company offers a right to return, it estimates returns based on an analysis of historical trends and records revenue on the initial sale only in the amount that it expects to be entitled. The remaining consideration is deferred in a refund liability account. The refund liability is remeasured for changes in the estimate at each reporting date with a corresponding adjustment to revenue.

Variable consideration related to sales incentives and rights to return is adjusted at the earliest of when the amount of consideration the Company expects to receive changes, or the consideration becomes fixed. Adjustments for variable consideration related to previously recognized sales were not material during 2022, 2021 and 2020.
Shipping and handling costs associated with freight after control of a product has transferred to a customer are accounted for as fulfillment. The Company accrues for the shipping and handling in the same period that the related revenue is recognized.
The Company offers standard, limited warranties on its motorcycles, electric balance bikes, and parts and accessories. These warranties provide assurance that the product will function as expected and are not separate performance obligations. The Company accounts for estimated warranty costs as a liability when control of the product transfers to the customer.
Contract Liabilities
The Company maintains certain deferred revenue balances related to payments received at contract inception in advance of the Company’s performance under the contract that generally relates to customer deposits for electric balance bikes and electric motorcycles. Deferred revenue is recognized as revenue once the Company performs under the contract. Deferred revenue of $163 thousand and $1,644 thousand was included in Accrued liabilities in the Company’s Consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively.
Previously deferred revenue recognized as revenue in 2022 and 2021 was $1,644 thousand and $149 thousand, respectively. The Company expects to recognize all $163 thousand of the remaining unearned revenue in 2023.